UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES
Investment  Company  Act  file  number          811-4204
                                                --------

     PC&J  Preservation  Fund
     ------------------------
     (Exact  name  of  registrant  as  specified  in  charter)

     120  West  Third  Street,  Suite  300,  Dayton,  Ohio  45402-1819
     -----------------------------------------------------------------
     (Address  of  principal  executive  offices)          (Zip  code)

     PC&J  Service  Corp.,  120  West  Third  Street,  Suite  300,  Dayton, Ohio
     ---------------------------------------------------------------------------
45402-1819
     -----
     (Name  and  address  of  agent  for  service)

Registrant's  telephone  number,  including  area  code:          937-223-0600
                                                                  ------------

Date  of  fiscal  year  end:     December  31
                                 ------------

Date  of  reporting  period:  June  30,  2004
                              ---------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information
under  the  clearance  requirements  of  44  U.S.C.   3507.

ITEM  1.  REPORTS  TO  STOCKHOLDERS.

                                     Page 1
PC&J  PRESERVATION
FUND

Semi-Annual  Report  to  Shareholders
June  30,  2004


The PC&J Performance Fund is a registered investment company under the Investment Company Act of 1940 and, for your protection, is regulated by the Securities and Exchange Commission. The enclosed 2004 Semi-Annual Report is for your information and is provided to you in compliance with ongoing Securities and Exchange Commission regulations. This report requires no action on your part. Please give us a call if you have any questions (888-223-0600).

------

------
PC&J  PRESERVATION  FUND
------------------------

FINANCIAL  HIGHLIGHTS

The information contained in the table below for the years ended December 31, 2003, 2002, 2001, and 2000 has been derived from data contained in financial statements examined by Deloitte & Touche, independent certified public accountants. The information for the six months ended June 30, 2004 has been derived from data contained in the unaudited financial statements but which are believed to include all adjustments necessary for a fair presentation. Such information should be read in conjunction with the enclosed financial statements.



Selected Data for Each Share of Capital       2004        2003      2002      2001      2000
Stock Outstanding Throughout the Period   (Unaudited)
NET ASSET VALUE-BEGINNING OF PERIOD. . .  $     10.88   $ 11.06   $ 10.96   $ 10.88   $ 10.54

Income from investment operations:
   Net investment income . . . . . . . .         0.22      0.47      0.54      0.62      0.63
   Net realized and unrealized
     gain (loss) on securities . . . . .        (0.19)    (0.18)     0.11      0.06      0.35
TOTAL FROM INVESTMENT OPERATIONS . . . .         0.03      0.29      0.65      0.68      0.98

Less distributions:
   From net investment income. . . . . .        (0.00)    (0.47)    (0.55)    (0.60)    (0.63)
   From net realized gain
          on investments . . . . . . . .        (0.00)    (0.00)    (0.00)    (0.00)    (0.00)
        From return of capital . . . . .        (0.01)
TOTAL DISTRIBUTIONS. . . . . . . . . . .        (0.00)    (0.47)    (0.55)    (0.60)    (0.64)

NET ASSET VALUE-END OF PERIOD. . . . . .  $     10.91   $ 10.88   $ 11.06   $ 10.96   $ 10.88

TOTAL RETURN . . . . . . . . . . . . . .         0.28%     2.63%     5.98%     6.25%     9.35%

RATIOS TO AVERAGE NET ASSETS
   Expenses. . . . . . . . . . . . . . .       0.99%*      1.00%     1.00%     1.00%     1.00%
   Net investment income . . . . . . . .       3.97%*      4.19%     4.64%     5.31%     5.40%

Portfolio turnover rate. . . . . . . . .      10.20%*     30.80%    53.92%    46.56%    35.10%

Net assets at end of period (000's). . .  $    17,046   $18,081   $18,647   $18,440   $18,839

*Annualized

------
PC&J  PRESERVATION  FUND
------------------------

SCHEDULE  OF  INVESTMENTS
JUNE  30,  2004
(UNAUDITED)




                                                         PERCENT
                                                         OF NET     PRINCIPAL   MARKET
SECURITY                                                 ASSETS       AMOUNT    VALUE
-----------------------------------------------------  -----------  ----------  ------

U.S. GOVERNMENT AND AGENCY    STEP-UP OBLIGATIONS:

Maturity of 5 - 10  years:. . . . . . . . . . . . . .        16.7%
 Federal Home Loan Bks. Note,
   4.250%, due 12-21-09 . . . . . . . . . . . . . . .  $1,600,000   $1,607,232
 Federal National Mortgage Assn. Note,
   3.000%, due 02-26-10 . . . . . . . . . . . . . . .     765,000      741,492
 Federal National Mortgage Assn. Note,
   0.000%, due 07-19-11 . . . . . . . . . . . . . . .     500,000      499,160

                                                        2,847,884

Maturity of 10 - 20 years:. . . . . . . . . . . . . .        34.0
 Federal Home Loan Bks. Note,
   4.000%, due 05-07-15 . . . . . . . . . . . . . . .     750,000      730,590
 Federal Home Loan Mortgage Corp.,
   3.500%, due 12-05-17 . . . . . . . . . . . . . . .   1,500,000    1,487,970
 Federal Home Loan Banks,
   4.250%, due 06-04-18 . . . . . . . . . . . . . . .   2,000,000    1,899,480
 Federal Home Loan Banks,
   4.250%, due 07-16-18 . . . . . . . . . . . . . . .     500,000      447,210
 Federal Home Loan Mortgage Corp.,
   4.999%, due 09-21-18 . . . . . . . . . . . . . . .     750,000      728,535
 Federal Home Loan Mortgage Corp.,
   4.250%, due 11-05-18 . . . . . . . . . . . . . . .     500,000      499,945

                                                        5,793,730



TOTAL U.S. GOVERNMENT AND AGENCY STEP-UP OBLIGATIONS
 (Cost $8,837,321). . . . . . . . . . . . . . . . . .        50.7    8,641,614


See  notes  to  financial  statements.

PC&J  PRESERVATION  FUND
------------------------

SCHEDULE  OF  INVESTMENTS  (Continued)
JUNE  30,  2004
(UNAUDITED)



                                             PERCENT
                                             OF NET     PRINCIPAL   MARKET
SECURITY                                     ASSETS       AMOUNT    VALUE
-----------------------------------------  -----------  ----------  ------

TAXABLE MUNICIPAL OBLIGATIONS:


Maturity of less than 1 year: . . . . . .         0.9%

 Hamilton, OH Northern School Districts
   Gas Rv, 7.270%, due 08-01-04 . . . . .  $  150,000   $  150,368




Maturity of 1 - 5 years:. . . . . . . . .        11.7

 Cleveland, OH Airport Taxable Bonds,
   6.490%, due 01-01-06 . . . . . . . . .     365,000      381,169
 Chicago Heights, IL GO Taxable
   Bonds, 7.350%, due 12-01-07. . . . . .     170,000      186,373
 Minneapolis, MN Cmty. Dev. Taxable
   Bonds, 10.400%, due 12-01-07 . . . . .     360,000      369,947
 Maricopa Cnty,  AZ Indl. Dev. Sr. Living
   Bonds, 6.000%, due 07-01-08. . . . . .     435,000      431,468
 Oklahoma City, OK Airport Taxable
   Bonds, 6.950%, due 07-01-08. . . . . .     475,000      475,052
 Dayton, OH Taxable Hsng Improvement
   Bonds, 6.250%, due 11-01-08. . . . . .     140,000      142,450

                                            1,986,459



Maturity of 5 - 10 years: . . . . . . . .        14.6

 Dayton, OH Econ. Dev. Taxable
   Bonds, 6.380%, due 12-01-09. . . . . .     500,000      543,740
 Baltimore, MD Taxable
   Bonds, 8.400%, due 07-01-11. . . . . .     475,000      478,562
 Mississippi State GO Taxable
   Bonds, 6.750%, due 11-01-12. . . . . .     300,000      303,567
 Denver, CO School Dist. Taxable Bonds,
   6.940%, due 12-15-12 . . . . . . . . .     500,000      558,915
 Dayton, OH Taxable Bonds,
   6.500%, due 11-01-13 . . . . . . . . .     250,000      254,375
 Sacramento, CA Redev. Agency Taxable
   Bonds, 6.375%, due 11-01-13. . . . . .     200,000      212,264
 Jackson Cnty., MS GO Taxable Bonds,
   8.250%, due 03-01-14 . . . . . . . . .     135,000      140,224

                                            2,491,647


See  notes  to  financial  statements.

------
PC&J  PRESERVATION  FUND
------------------------

SCHEDULE  OF  INVESTMENTS  (Concluded)
JUNE  30,  2004
(UNAUDITED)



                                             PERCENT
                                             OF NET      PRINCIPAL   MARKET
SECURITY                                     ASSETS       AMOUNT     VALUE
-----------------------------------------  -----------  -----------  ------

Maturity of 10 - 20 years:. . . . . . . .        10.6%

 Jackson Cnty., MS GO Taxable Bonds,
   8.250%, due 03-01-15 . . . . . . . . .  $  210,000   $   218,127
 Ohio State Taxable Bonds,
   7.600%, due 10-01-16 . . . . . . . . .     750,000       823,553
 Palmdale, CA Redev. Taxable Bonds,
   7.900%, due 09-01-17 . . . . . . . . .     225,000       256,855
 Connecticut St. Dev. Auth. Rev. Taxable
   Bonds, 8.750%, due 10-15-19. . . . . .     500,000       516,165

                                            1,814,700


Maturity of 20 - 30 years:. . . . . . . .         3.2

 Broward Cnty., FL Professional Sports
   Fac., 8.110%, due 09-01-28 . . . . . .     500,000       552,905



TOTAL TAXABLE MUNICIPAL
 OBLIGATIONS (Cost $6,903,912). . . . . .        41.0     6,996,079



TOTAL U.S. GOVERNMENT AND
 AGENCY STEP-UP AND TAXABLE
      MUNICIPAL OBLIGATIONS
 (Cost $15,741,233) . . . . . . . . . . .        91.7    15,637,693



SHORT-TERM OBLIGATIONS. . . . . . . . . .         7.3
 First American Treasury Obligations. . .      35,836
 Federated Prime Obligations. . . . . . .   1,200,000

TOTAL SHORT-TERM OBLIGATIONS
 (Cost $1,235,836). . . . . . . . . . . .   1,235,836



TOTAL INVESTMENTS
 (Cost $16,977,069)(1). . . . . . . . . .        99.0%  $16,873,529


(1) Represents cost for federal income tax purposes and book purposes and differs from market value by net unrealized appreciation. (See Note D)

See  notes  to  financial  statements.





ASSETS
Investments in securities, at market value
 (Cost basis - $16,977,069) (Notes A& D). . . . . . . . . . . . .  $16,873,529

Receivables:
              Interest. . . . . . . . . . . . . . . . . . . . . .      182,537
              Fund shares sold. . . . . . . . . . . . . . . . . .        3,475

              Total receivables . . . . . . . . . . . . . . . . .      186,012

Total assets. . . . . . . . . . . . . . . . . . . . . . . . . . .   17,059,541


LIABILITIES:
              Accrued expenses (Note B) . . . . . . . . . . . . .      (13,988)

Total liabilities . . . . . . . . . . . . . . . . . . . . . . . .      (13,988)


NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . . . .  $17,045,553



SHARES OUTSTANDING (Unlimited authorized shares - no par value):
 Beginning of period. . . . . . . . . . . . . . . . . . . . . . .    1,662,312
 Net decrease  (Note C) . . . . . . . . . . . . . . . . . . . . .      (99,672)

 End of period. . . . . . . . . . . . . . . . . . . . . . . . . .    1,562,640




NET ASSET VALUE, offering price and redemption price per share. .  $     10.91



NET ASSETS CONSIST OF:
 Paid in capital. . . . . . . . . . . . . . . . . . . . . . . . .  $17,054,281
 Net unrealized depreciation on investments . . . . . . . . . . .     (103,540)
 Undistributed net investment income. . . . . . . . . . . . . . .      355,133
 Accumulated net realized loss on investments . . . . . . . . . .     (260,321)

 Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . . .  $17,045,553



See  notes  to  financial  statements.

PC&J  PRESERVATION  FUND
------------------------

STATEMENT  OF  OPERATIONS
FOR  THE  SIX  MONTHS  ENDED  JUNE  30,  2004
(UNAUDITED)



INVESTMENT INCOME (Note A):
              Interest . . . . . . . . . . . . . . . . . . .  $ 434,395


EXPENSES (Note B):
 Investment advisory fee . . . . . . . . . . . . . . . . . .     43,384
 Management fee. . . . . . . . . . . . . . . . . . . . . . .     43,384

Total expenses . . . . . . . . . . . . . . . . . . . . . . .     86,768


NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . . . .    347,627


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note D):
 Net realized loss on investments. . . . . . . . . . . . . .     (9,648)
 Change in unrealized depreciation of investments. . . . . .   (285,179)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS . . .   (294,827)


NET INCREASE IN NET ASSETS FROM OPERATIONS . . . . . . . . .  $  52,800



See  notes  to  financial  statements.

PC&J  PRESERVATION  FUND
------------------------

STATEMENTS  OF  CHANGES  IN  NET  ASSETS





                                                                      For The Six Months            For the Year
                                                                         Ended                           Ended
                                                                        June 30, 2004          December 31, 2003
                                                                        (Unaudited)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $   347,627   $   754,127
 Net realized loss on investments. . . . . . . . . . . . . . . . . . . . . . . . . .       (9,648)      (98,697)
 Change in unrealized depreciation of investments. . . . . . . . . . . . . . . . . .     (285,179)     (195,547)

Net increase in net assets from operations . . . . . . . . . . . . . . . . . . . . .       52,800       459,883

DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0      (750,354)

Net decrease in assets from distributions to shareholders. . . . . . . . . . . . . .            0      (750,354)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS (Note C)   (1,088,112)     (276,052)

Total decrease in net assets . . . . . . . . . . . . . . . . . . . . . . . . . . . .   (1,035,312)     (566,523)

NET ASSETS:
 Beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   18,080,865    18,647,388

 End of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $17,045,553   $18,080,865




UNDISTRIBUTED NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . . . . . . . . .  $   355,581   $     7,543



See  notes  to  financial  statements.

------
PC&J  PRESERVATION  FUND
------------------------

NOTES  TO  FINANCIAL  STATEMENTS
FOR  THE  SIX  MONTHS  ENDED  JUNE  30,  2004
(UNAUDITED)

A.  SUMMARY  OF  SIGNIFICANT  ACCOUNTING  POLICIES
PC&J Preservation Fund (the "Fund") commenced operations on April 30, 1985, as a no-load, open-end, diversified investment company. It is organized as an Ohio business trust and is registered under the Investment Company Act of 1940. The investment objective of the Fund is generation of income and preservation of capital through investment in fixed-income obligations.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (GAAP) requires management to make estimates or assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
(1) Security Valuations - Fixed income securities are generally valued by using market quotations, or a matrix methodology (including prices furnished by a pricing service) when the Adviser believes such prices accurately reflect the fair market value of such securities. The matrix pricing methodology utilizes yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides through the due diligence process that the market quotation does not accurately reflect current value or that prices cannot be readily estimated using the matrix methodology, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees.
(2) Federal Income Taxes - The Fund has elected to be treated as a regulated investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code and to distribute all, or substantially all, of its net investment income and net realized gains on security transactions. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. The Fund has a capital loss carry forward of $250,864, of which $152,425 can be carried forward through 2008 and $98,439 through 2011.
(3) Other - Security transactions are accounted for on the date the securities are purchased or sold (trade date). All premiums and discounts are amortized or accreted for financial and tax reporting purposes as required by AICPA financial accounting standards. Realized gains and losses on sales are determined using the specific lot method. Dividends to shareholders from net investment income and net realized capital gains are declared and paid annually. Interest income is accrued daily. Paydown gains and losses on mortgage and asset-backed securities are presented as interest income.
B.  INVESTMENT  ADVISORY  AGREEMENT  AND  MANAGEMENT  AGREEMENT
     The  Fund  has  an  investment  advisory  agreement  with  Parker Carlson &
Johnson, Inc. (the "Adviser"), wherein the Fund pays the Adviser a monthly advisory fee, accrued daily, based on an annual rate of one-half of one percent of the daily net assets of the Fund. Investment advisory fees were $43,384 for the six months ended June 30, 2004.
The Fund has a management agreement with PC&J Service Corp., (the "Service Corp."), which is wholly owned by the shareholders of the Adviser. The Fund pays Service Corp. for the overall management of the Fund's business affairs, exclusive of the services provided by the Adviser, and functions as the Fund's transfer and dividend disbursing agent. Service Corp. pays all expenses of the Fund (with certain exclusions) and is entitled to a monthly fee, accrued daily, based on an annual rate of one-half of one percent of the daily net assets of the Fund. Management fees were $43,384 for the six months ended June 30, 2004. Certain officers and trustees of the Fund are officers and directors, or both, of the Adviser and of Service Corp.

PC&J  PRESERVATION  FUND
------------------------

NOTES  TO  FINANCIAL  STATEMENTS  (Concluded)
FOR  THE  SIX  MONTHS  ENDED  JUNE  30,  2004
(UNAUDITED)






C. CAPITAL SHARE TRANSACTIONS
                                                    For the Six Months Ended
                                                            June 30, 2004          For the Year Ended
                                                             (Unaudited)           December 31, 2003
                                 Shares                      Dollars               Shares     Dollars
                                 --------------------------  --------------------  ---------  ------------
  Subscriptions . . . . . . . .                     85,675   $           940,382    354,324   $ 3,961,862
  Reinvestment of distributions                          0                     0     68,966       750,354
                                                    85,675               940,382    423,290     4,712,216
                                 --------------------------  --------------------  ---------  ------------
  Redemptions . . . . . . . . .                   (185,347)           (2,028,494)  (447,189)   (4,988,268)

  Net decrease. . . . . . . . .                    (99,672)  $        (1,088,112)   (23,899)  $  (276,052)


D.  INVESTMENT  TRANSACTIONS
Securities purchased and sold (excluding short-term obligations and long-term U.S. Government securities) for the six months ended June 30, 2004, aggregated $435,000 and $822,579, respectively. Purchases and sales of long-term U.S. Government Securities for the six months ended June 30, 2004, aggregated $765,000 and $0, respectively.
At June 30, 2004, gross unrealized appreciation on investments was $202,378 and gross unrealized depreciation on investments was $305,918 for a net unrealized depreciation of $103,540 for financial reporting and federal income tax purposes.

E.  FEDERAL  TAX  DISCLOSURE
                       Tax Character of Distributions Paid


For the Year Ended December 31, 2003                     For the Year Ended December 31, 2002
-------------------------------------                    -------------------------------------

Ordinary Income   Capital Gains   Total Distribution   Ordinary Income   Capital Gains   Total Distribution

---------------  --------------  -------------------  ----------------   -------------   ------------------

750,354. . . . . .$           0   $          750,354   $        889,996  $           0   $        889,996





Tax Basis of Distributable Earnings
      As of December 31, 2003

   Undistributed Ordinary Income       Undistributed Capital Gains.  Unrealized Appreciation

$                          7,543      $                         0.  $                181,639
------------------------------------  ----------------------------  ------------------------

The difference between book basis and tax basis undistributed ordinary income is attributable to the classification of gains (losses) on paydowns.

------
PC&J  PRESERVATION  FUND
------------------------

FUND  TRUSTEES  DISCLOSURE
(UNAUDITED)




The responsibility for management of the Fund is vested in its Board of Trustees, which, among other things, is empowered by the Fund's Declaration of Trust to elect officers of the Fund and contract with and provide for the compensation of agents, consultants and other professionals to assist and advise in such management.

The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.

                                                                        NUMBER OF PORTFOLIOS
                                   POSITION(S) IN         LENGTH OF        IN FUND COMPLEX**
NAME, AGE AND ADDRESS              FUND COMPLEX**       TIME SERVED     OVERSEEN  BY TRUSTEE
------------------------------  --------------------  ----------------  --------------------
Donald N. Lorenz
26 Misty Morning Drive
Hilton Head Island, S.C. 29926
Year of Birth: 1935             Trustee               Trustee since 1987                     2
------------------------------  --------------------  ------------------  --------------------

PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS              OTHER DIRECTORSHIPS HELD BY TRUSTEE
-----------------------------------------------------  -----------------------------------
Retired since December 1998; from December 1980 to
December 1998, Vice President-Finance and Treasurer,
 Price Brothers Company (concrete pipe products)       None
-----------------------------------------------------  -----------------------------------

                                                            NUMBER OF PORTFOLIOS
                            POSITION(S) IN      LENGTH OF    IN FUND COMPLEX**
NAME, AGE AND ADDRESS       FUND COMPLEX**     TIME SERVED  OVERSEEN  BY TRUSTEE
-----------------------  --------------------  -----------  --------------------
Robert S. Neff
4466 Blairgowrie Circle
Kettering, Ohio  45429                       Trustee since
Year of Birth: 1931      Trustee                      2003                     2
-----------------------  --------------------  -----------  --------------------

PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                 OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------------------------------------  -----------------------------------
Since June 2001, Consultant to Neff Packaging Solutions
Inc.; from June 1980 to June 2001, Chairman and CEO of
Neff Packaging Solutions Inc. (paper container
manufacturer)                                             None
--------------------------------------------------------  -----------------------------------

                                                          NUMBER OF PORTFOLIOS
                          POSITION(S) IN      LENGTH OF    IN FUND COMPLEX**
NAME, AGE AND ADDRESS     FUND COMPLEX**     TIME SERVED  OVERSEEN  BY TRUSTEE
---------------------  --------------------  -----------  --------------------
Laura B. Pannier
629 Woodbourne Trail
Dayton, Ohio 45459                         Trustee since
Year of Birth: 1954    Trustee                      2003                     2
---------------------  --------------------  -----------  --------------------

PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS           OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------------------------------  -----------------------------------
Not presently employed; from May 1988 to May 1997,
 partner with Deloitte & Touche LLP                 None
--------------------------------------------------  -----------------------------------

PC&J  PRESERVATION  FUND
------------------------

FUND  TRUSTEES  DISCLOSURE  (Concluded)
(UNAUDITED)



The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

                                                            NUMBER OF PORTFOLIOS
                         POSITION(S) HELD      LENGTH OF     IN FUND COMPLEX**
NAME, AGE AND ADDRESS       WITH TRUST        TIME SERVED   OVERSEEN  BY TRUSTEE
                       --------------------  -------------  --------------------
Leslie O. Parker III*
300 Old Post Office
120 West Third Street  President             President and
Dayton, Ohio  45402    and                   Trustee since
Year of Birth: 1940    Trustee                        1985                     2
---------------------  --------------------  -------------  --------------------

PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS  OTHER DIRECTORSHIPS HELD BY TRUSTEE
-----------------------------------------  -----------------------------------
Chairman of Adviser since September 1982.  None
-----------------------------------------  -----------------------------------

                                                                NUMBER OF PORTFOLIOS
                             POSITION(S) HELD      LENGTH OF     IN FUND COMPLEX**
NAME, AGE AND ADDRESS           WITH TRUST        TIME SERVED   OVERSEEN  BY TRUSTEE
-------------------------  --------------------  -------------  --------------------
Kathleen A. Carlson, CFA*
300 Old Post Office
120 West Third Street                            Treasurer and
Dayton, Ohio 45402         Treasurer and         Trustee since
Year of Birth: 1955        Trustee                        1985                     2
-------------------------  --------------------  -------------  --------------------

PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS           OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------------------------------  -----------------------------------
President and Treasurer of Adviser since September
1982                                                None
--------------------------------------------------  -----------------------------------

                                                             NUMBER OF PORTFOLIOS
                          POSITION(S) HELD      LENGTH OF     IN FUND COMPLEX**
NAME, AGE AND ADDRESS        WITH TRUST        TIME SERVED   OVERSEEN  BY TRUSTEE
----------------------  --------------------  -------------  --------------------
James M. Johnson, CFA*
300 Old Post Office
120 West Third Street                         Secretary and
Dayton, Ohio 45402      Secretary and         Trustee since
Year of Birth: 1952     Trustee                        1985                     2
----------------------  --------------------  -------------  --------------------

PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS   OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------  -----------------------------------
Secretary of Adviser since September 1982.  None
------------------------------------------  -----------------------------------

* Mr. Parker, Ms. Carlson and Mr. Johnson are "interested persons" of the Fund because they are officers of the Fund and officers and shareholders of the Adviser, and own in the aggregate a controlling interest in the Adviser and PC&J Service Corp., the Fund's transfer agent.
**The term "Fund Complex" refers to the PC&J Performance Fund and the PC&J Preservation Fund.
The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request, by calling toll free at (888) 223-0600.







ITEM  2.  CODE  OF  ETHICS.   Not  Applicable

ITEM  3.  AUDIT  COMMITTEE  FINANCIAL  EXPERT.  Not  Applicable

ITEM  4.  PRINCIPAL  ACCOUNTANT  FEES  AND  SERVICES.  Not  Applicable

ITEM  5.  AUDIT  COMMITTEE  OF  LISTED  COMPANIES.  Not  applicable.

ITEM  6.  SCHEDULE OF INVESTMENTS.  Not applicable - schedule filed with Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END FUNDS. Not applicable.

ITEM  8.  PURCHASES  OF  EQUITY SECURITIES BY CLOSED-END FUNDS.  Not applicable.

ITEM  9.  SUBMISSION  OF  MATTERS  TO  A  VOTE  OF  SECURITY  HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM  10.  CONTROLS  AND  PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of August 13, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM  11.  EXHIBITS.

                                   SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PC&J  Preservation  Fund
------------------------

By
/s/
---
     Kathleen  Carlson,  Treasurer

Date     August  13,  2004
         -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
/s/
---
     Leslie  O.  Parker  III,  President

Date     August  13,  2004
         -----------------

By
/s/
---
     Kathleen  Carlson,  Treasurer

Date     August  13,  2004
         -----------------

                                                                 Exhibit 99.CERT
                                 CERTIFICATIONS

I,  Leslie  O.  Parker  III  certify  that:

1.     I  have  reviewed  this  report  on Form N-CSR of PC&J Preservation Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;
b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;
c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and
d) disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     a) all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and
b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date:     August  13,  2004
          -----------------
     /s/
     ---
Leslie  O.  Parker  III
                              President

I,  Kathleen  Carlson,  certify  that:

1.     I  have  reviewed  this  report  on Form N-CSR of PC&J Preservation Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;
b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;
c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and
d) disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     a) all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and
b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date:     August  13,  2004
          -----------------

     /s/
     ---
Kathleen  Carlson
Treasurer

                                                                   EX-99.906CERT


                                  CERTIFICATION
     Leslie O. Parker III, Chief Executive Officer, and Kathleen Carlson, Chief Financial Officer of PC&J Preservation Fund (the "Registrant"), each certify to the best of his or her knowledge that:
1. The Registrant's periodic report on Form N-CSR for the period ended June 30, 2004 (the "Form N-CSR") fully complies with the requirements of Sections 15(d) of the Securities Exchange Act of 1934, as amended; and
2. The information contained in the Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Registrant.
Chief  Executive  Officer                         Chief  Financial  Officer
PC&J  Preservation  Fund  Trust                    PC&J  Preservation Fund Trust



/s/                                   /s/
---
     Leslie  O.  Parker  III                         Kathleen  Carlson
Date:     August  13,  2004                    Date:     August  13,  2004


A signed original of this written statement required by Section 906 of the Sarbanes-Oxley Act of 2002 has been provided to PC&J Performance Fund Trust and will be retained by PC&J Performance Fund Trust and furnished to the Securities and Exchange Commission (the "Commission") or its staff upon request.

This  certification  is  being furnished to the Commission solely pursuant to 18
U.S.C.   1350  and  is  not being filed as part of the Form N-CSR filed with the
Commission.